Equity Incentive Plan	12 Months Ended
Dec. 31, 2013
Equity Incentive Plan [Abstract]
Equity Incentive Plan
14.      Equity Incentive Plan:
On February 23, 2010, the Company's Board of Directors approved the Company's Equity Incentive Plan (the 2010 Plan). The Plan is designed to provide certain key persons, whose initiative and efforts are deemed to be important to the successful conduct of the business of the Company with incentives to enter into and remain in the service of the Company, acquire a propriety interest in the success of the Company, maximize their performance and enhance the long-term performance of the Company. The Company has reserved a total of 133,333 shares of common stock for issuance under the 2010 Plan, subject to adjustment for changes in capitalization as provided in the 2010 Plan. As of December 31, 2013, all of the respective shares have been granted and vested in full.
On August 31, 2011, the Board of Directors adopted the 2011 Equity Incentive Plan (the 2011 Plan). The Company reserved a total of 133,333 shares of common stock for issuance under the 2011 Equity Incentive Plan, subject to adjustment for changes in capitalization as provided in such plan. All provisions of the 2011 Plan are similar with the 2007 and 2010 Plans provisions. As of December 31, 2013 133,333 shares have been granted and 122,573 of these shares have been vested.
On March 21, 2013, the Board of Directors adopted the 2013 Equity Incentive Plan (the 2013 Plan) and reserved for issuance 240,000 common shares thereunder. The terms and conditions of the 2013 Equity Incentive Plan are substantially similar to the terms and conditions of Company's previous Equity Incentive Plans. As of December 31, 2013, 237,907 shares have been granted and none of these shares have vested.
On March 21, 2013, 239,333 restricted common shares were granted to certain directors, officers, employees of the Company and its subsidiaries, under the 2011 and 2013 Equity Incentive Plans the respective shares issued on September 11, 2013, and will vest on March 21, 2014. Additionally, on the same day, 12,000 restricted common shares were granted to the Company's former director Mr. Espig, the respective share vested immediately and issued on June 27, 2013. The stock based compensation cost is amortized over the vesting period and based on the fair value of each share which has been determined by reference to the closing price of the Company's common stock on the grant date.
All non-vested shares are conditional upon the grantee's continued service as an employee of the Company. The grantee does not have the right to vote such non-vested shares until they vest or exercise any right as a shareholder of these shares, however, the issued and non-vested shares pay dividends as declared. The dividends of these shares are forfeitable.  For the years ended December 31, 2011, 2012, and 2013 the Company paid dividends on non-vested shares which amounted to $29, $0 and $0, respectively.
The Company estimates that there will be no forfeitures of non-vested shares. The shares which are issued in accordance with the terms of the Company's Equity Incentive Plans remain restricted until they vest. For the years ended December 31, 2011, 2012 and 2013, stock based compensation cost was $1,362, $1,546 and $1,488 respectively, and is included under "General and administrative expenses" in the accompanying consolidated statement of operations.
A summary of the status of the Company's non-vested shares as of December 31, 2011, 2012 and 2013, and the movement during the years ended December 31, 2011,  2012 and 2013, is presented below.
	Number of shares	Weighted Average Grant Date Fair Value

Unvested as at January 1, 2011	3,082	$39.90
Granted	49,867	35.70
Vested	(24,949)	35.10
Unvested as at December 31, 2011	28,000	36.75

Unvested as at January 1, 2012	28,000	36.75
Granted	90,667	13.50
Vested	(100,000)	15.67
Unvested as at December 31, 2012	18,667	36.75

Unvested as at January 1, 2013	18,667	36.75
Granted	279,333	6.43
Vested	(21,333)	19.71
Unvested as at December 31, 2013	276,667	7.46

As of December 31, 2013, there was $453 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Equity Incentive Plans. The cost is expected to be recognized over a weighted-average period of 0.53 years. The total fair value of shares vested during the years ended December 31, 2011, 2012 and 2013 was $561, $1,386 and $136 respectively.